Sep. 28, 2020
BLACKROCK FUNDS IV
BlackRock Systematic ESG Bond Fund
(the “Fund”)
Supplement dated June 25, 2021
to the Fund’s Summary Prospectuses, Prospectuses and Statement of Additional Information,
each dated September 28, 2020, as supplemented to date
On June 9, 2021, the Board of Trustees (the “Board”) of BlackRock Funds IV (the “Trust”) approved certain changes to the Fund. In particular, the Board approved a change in the name of the Fund to “BlackRock Sustainable Advantage CoreAlpha Bond Fund.” It also approved certain changes to the Fund’s investment objective, investment strategies and investment process. The Board also approved a reduction in the contractual breakpoint schedule for the Fund’s investment advisory fee and a reduction in the contractual expense caps for Investor A, Investor C, Institutional and Class K Shares.
Effective July 1, 2021, the following changes are made to the Fund’s Summary Prospectuses and Prospectuses, as applicable:
Reduction in the Fund’s Investment Advisory Fee
The third paragraph and the table following the third paragraph in the section of each Prospectus entitled “Management of the Fund — BlackRock” are deleted in their entirety and replaced with the following:
BlackRock serves as manager to the Fund pursuant to a management agreement (the “Management Agreement”). Pursuant to the Management Agreement, BlackRock is entitled to fees computed daily and payable monthly. The maximum annual management fees that can be paid to BlackRock (as a percentage of average daily net assets) are calculated as follows:

Average Daily Net Assets	Management Fee Rate
First $1 billion	0.23%
$1 billion — $3 billion	0.22%
$3 billion — $5 billion	0.21%
$5 — $10 billion	0.20%
In excess of $10 billion	0.20%
Reduction in the Fund’s Contractual Expense Caps
The section of the Summary Prospectus for Investor A, Investor C and Institutional Shares entitled “Fees and Expenses of the Fund” and the section of the Prospectus for Investor A, Investor C and Institutional Shares entitled “Fund Overview — Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
You may pay other fees, such as brokerage commissions and other fees to your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock
Advisors, LLC (“BlackRock”) and its affiliates) (each a “Financial Intermediary”), which are not reflected in the table and example below.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock or its affiliates. More information about these and other discounts is available from your Financial Intermediary and in the “Details About the Share Classes” and the “Intermediary-Defined Sales Charge Waiver Policies” sections on pages 30 and
A-1,
respectively, of the Fund’s prospectus and in the “Purchase of Shares” section on page
II-86
of Part II of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Investor C Shares	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.00%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None	1	1.00	% 2	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Investor C Shares	Institutional Shares
Management Fee 3,4	0.23%	0.23%	0.23%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	1.42%	1.36%	1.24%
Acquired Fund Fees and Expenses 5	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses 5	1.93%	2.62%	1.50%
Fee Waivers and/or Expense Reimbursements 3,6	(1.37)%	(1.31)%	(1.19)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements 3,6	0.56%	1.31%	0.31%

1
A contingent deferred sales charge (“CDSC”) of 0.50% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

2	There is no CDSC on Investor C Shares after one year.

3
As described in the “Management of the Fund” section of the Fund’s prospectus, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through June 30, 2023. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through June 30, 2023. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested
trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

4	Management Fee has been restated to reflect current fees.

5
The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of the Management Fee.

6
As described in the “Management of the Fund” section of the Fund’s prospectus, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.53% of average daily net assets (for Investor A Shares), 1.28% of average daily net assets (for Investor C Shares) and 0.28% of average daily net assets (for Institutional Shares) through June 30, 2023. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the two years following such waivers and/or reimbursements, and such repayment arrangement will terminate on August 23, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested
trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$455	$718	$1,147	$2,342
Investor C Shares	$233	$557	$1,147	$2,580
Institutional Shares	$32	$232	$585	$1,579
You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$133	$557	$1,147	$2,580
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 287% of the average value of its portfolio.
The sixth paragraph and the table following the sixth paragraph in the section of the Prospectus for Investor A, Investor C and Institutional Shares entitled “Management of the Fund — BlackRock” are deleted in their entirety and replaced with the following:
With respect to the Fund, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses to the amounts noted in the table below.

Contractual Caps 1 on Total Annual Fund Operating Expenses 2 (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)
Investor A Shares	0.53%
Investor C Shares	1.28%
Institutional Shares	0.28%

1
The contractual caps are in effect through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested
trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

2	As a percentage of average daily net assets.
The section of the Summary Prospectus for Class K Shares entitled “Fees and Expenses of the Fund” and the section of the Prospectus for Class K Shares entitled “Fund Overview — Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell Class K Shares of the Fund.
You may pay other fees, such as brokerage commissions and other fees to your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock Advisors, LLC (“BlackRock”) and its affiliates) (each a “Financial Intermediary”), which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class K Shares
Management Fee 1,2	0.23%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	1.37%
Acquired Fund Fees and Expenses 3	0.03%
Total Annual Fund Operating Expenses 3	1.63%
Fee Waivers and/or Expense Reimbursements 1,4	(1.37)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements 1,4	0.26%

1
As described in the “Management of the Fund” section of the Fund’s prospectus, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through June 30, 2023. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through June 30, 2023. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested
trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

2	Management Fee has been restated to reflect current fees.

3
The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of the Management Fee.

4
As described in the “Management of the Fund” section of the Fund’s prospectus, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.23% of average daily net assets through June 30, 2023. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the two years following such waivers and/or reimbursements, and such repayment arrangement will terminate on August 23, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested
trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$27	$236	$619	$1,693
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 287% of the average value of its portfolio.
The sixth paragraph and the table following the sixth paragraph in the section of the Prospectus for Class K Shares entitled “Management of the Fund — BlackRock” are deleted in their entirety and replaced with the following:
With respect to the Fund, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses to the amount noted in the table below.

Contractual Cap 1 on Total Annual Fund Operating Expenses 2 (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)
Class K Shares	0.23%

1
The contractual cap is in effect through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested
trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

2	As a percentage of average daily net assets.
The fourth paragraph in the section of each Prospectus entitled “Management of the Fund — BlackRock” is deleted in its entirety and replaced with the following:
BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through June 30, 2023. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates (the “affiliated money market fund waiver”), through June 30, 2023. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested
trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
Effective October 1, 2021, the following changes are made to the Fund’s Summary Prospectuses and Prospectuses, as applicable:
Change in the Fund’s Name
BlackRock Systematic ESG Bond Fund is renamed BlackRock Sustainable Advantage CoreAlpha Bond Fund.
Change in the Fund’s Investment Objective, Investment Process and Investment Strategies
The section of each Summary Prospectus entitled “Key Facts About BlackRock Systematic ESG Bond Fund — Investment Objective” and the section of each Prospectus entitled “Fund Overview — Key Facts About BlackRock Systematic ESG Bond Fund — Investment Objective” are deleted in their entirety and replaced with the following:
The investment objective of BlackRock Sustainable Advantage CoreAlpha Bond Fund (formerly known as BlackRock Systematic ESG Bond Fund) (the “Fund”), a series of BlackRock Funds IV (the “Trust”), is to seek to provide a combination of income and capital growth while seeking to maintain certain environmental, governance and social (“ESG”) characteristics, climate risk exposure and climate opportunities relative to the Fund’s benchmark.
The section of each Summary Prospectus entitled “Key Facts About BlackRock Systematic ESG Bond Fund — Principal Investment Strategies of the Fund” and the section of each Prospectus entitled “Fund Overview — Key Facts About BlackRock Systematic ESG Bond Fund — Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:
Principal Investment Strategies of the Fund
The Fund seeks to provide a combination of income and capital growth by investing in a portfolio of debt securities, using model-based asset allocation and security selection models.
To determine the Fund’s investable universe, BlackRock will, utilizing BlackRock’s ESG research, first seek to screen out certain companies or industries based on ESG criteria determined by BlackRock. Such screening criteria includes, among other things, (i) companies with exposure to controversial weapons, civilian firearms, tobacco and fossil fuels (with the exception of green bonds) beyond specified thresholds as determined by BlackRock, (ii) UN Global Compact violators, and (iii) corporate issuers (to the extent they have been assigned ESG ratings by third-party ratings agencies, which may not be available in all circumstances) that have ESG ratings that are below a threshold established by BlackRock. With respect to (iii), companies are screened to the extent they have been assigned ESG ratings by third-party ratings agencies, which may not be available in all circumstances.
Fund management, relying on BlackRock’s Systematic Fixed Income Research, then selects securities for the Fund by using a systematic method that relies on proprietary quantitative models to allocate the Fund’s assets among (i) various bond sectors by evaluating each sector’s relative value and risk-adjusted return and (ii) bonds of different maturities based on yield characteristics and expectations. Specific investment selection decisions are made on the basis of evaluations of relative value, credit quality, transaction costs and other factors.
In conjunction with this systematic method and to the extent applicable to a particular sector, Fund management selects and weights securities based on an issuer’s ability to manage the ESG risks to which its business is exposed, as determined by BlackRock. Fund management makes such determinations based on BlackRock’s ESG research, which includes due diligence of the ESG risks and opportunities facing an issuer, as well as third-party ESG ratings. BlackRock researches and develops investment insights related to economic transition, which target carbon transition readiness and climate opportunities.
The Fund seeks to maintain certain ESG characteristics, climate risk exposure and climate opportunities relative to the Bloomberg Barclays U.S. Aggregate Bond Index (the “Benchmark”). Specifically, the Fund generally seeks to invest in fixed income instruments that, with respect to certain sectors, in BlackRock’s view, (i) have an ESG assessment that is better than the ESG assessment of such sectors within the Benchmark, (ii) have an aggregate carbon emissions assessment that is lower than that of such sectors within the Benchmark, and (iii) in the aggregate, includes issuers that BlackRock believes are better positioned to capture climate opportunities relative to the issuers in the Benchmark.
The Fund invests, under normal circumstances, at least 80% of its assets in bonds. For the purposes of this strategy, “bonds” include the following: obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; mortgage-backed securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, including U.S. agency mortgage pass-through securities; commercial mortgage-backed securities; mortgage to-be-announced
(“TBA”) securities; debt obligations of U.S. issuers, including corporate bonds and green bonds (which are bonds with proceeds that are used to fund eligible projects with specific environmental benefits); municipal securities; asset-backed securities; and U.S.-registered dollar-denominated debt obligations of foreign issuers. The Fund may invest in bonds issued by companies located in countries other than the United States, including companies in emerging markets. These securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, floating rate, zero coupon, contingent, deferred, payment in kind and auction rate features. The Fund seeks to invest a substantial portion of its assets in
U.S.-registered, dollar-denominated bonds. The Fund may invest up to 10% of its assets in securities rated below investment grade (“high yield” or “junk” bonds). The Fund may invest in bonds of any maturity or duration.
The Fund may invest a significant portion of its assets in U.S. agency mortgage pass-through securities, which are securities issued by entities such as the Government National Mortgage Association (“GNMA”) and the Federal National Mortgage Association that are backed by pools of mortgages. Most transactions in mortgage pass-through securities occur through standardized contracts for future delivery in which the exact mortgage-backed securities to be delivered are not specified until a few days prior to settlement. The Fund expects to enter into such contracts on a regular basis. When assessing the Fund’s investments in the mortgage sector against the Benchmark, the Fund currently considers GNMA securities to have a positive ESG assessment, and currently considers most other types of mortgage-backed securities to be neutral from an ESG perspective. The Fund may also seek to gain exposure to mortgage or government-backed securities that fund societal opportunity projects or environmental development, among other ESG related issues.
The Fund may use derivatives, such as futures contracts, options, swaps and various other instruments. The Fund may also invest in derivatives based on foreign currencies. In addition, the Fund may use derivatives and short sales to enhance returns as part of an overall investment strategy or to offset a potential decline in the value of other holdings (commonly referred to as a “hedge”), although the Fund is not required to hedge and may choose not to do so.
The section of each Prospectus entitled “Details About the Fund — How the Fund Invests — Investment Objective” is deleted in its entirety and replaced with the following:
Investment Objective
The Fund seeks to provide a combination of income and capital growth while seeking to maintain certain environmental, governance and social (“ESG”) characteristics, climate risk exposure and climate opportunities relative to the Fund’s benchmark. The Fund’s investment objective may be changed by the Trust’s Board of Trustees (the “Board”) without shareholder approval.
The section of each Prospectus entitled “Details About the Fund — How the Fund Invests — Investment Process” is deleted in its entirety and replaced with the following:
Investment Process
The Fund seeks to provide a combination of income and capital growth by investing in a portfolio of debt securities, using model-based asset allocation and security selection models.
To determine the Fund’s investable universe, BlackRock will, utilizing BlackRock’s ESG research, first seek to screen out certain companies or industries based on ESG criteria determined by BlackRock. Such screening criteria includes, among other things, (i) companies with exposure to controversial weapons, civilian firearms, tobacco and fossil fuels (with the exception of green bonds) beyond specified thresholds as determined by BlackRock, (ii) UN Global Compact violators, and (iii) corporate issuers (to the extent they have been assigned ESG ratings by third-party ratings agencies, which may not be available in all circumstances) that have ESG ratings that are below a threshold established by BlackRock. With respect to (iii), companies are screened to the extent they have been assigned ESG ratings by third-party ratings agencies, which may not be available in all circumstances.
Fund management, relying on BlackRock’s Systematic Fixed Income Research, then selects securities for the Fund by using a systematic method that relies on proprietary quantitative models to allocate the Fund’s assets among (i) various bond sectors by evaluating each sector’s relative value and risk-adjusted return and (ii) bonds of different maturities based on yield characteristics and expectations. Specific investment selection decisions are made on the basis of evaluations of relative value, credit quality, transaction costs and other factors.
In conjunction with this systematic method and to the extent applicable to a particular sector, Fund management selects and weights securities based on an issuer’s ability to manage the ESG risks to which its business is exposed, as determined by BlackRock. Fund management makes such determinations based on BlackRock’s ESG research, which includes due diligence of the ESG risks and opportunities facing an issuer, as well as third-party ESG ratings. BlackRock researches and develops investment insights related to economic transition, which target carbon transition readiness and climate opportunities.
While Fund management considers environmental, social and governance characteristics as well as climate risk and climate opportunities, only one or two of these categories may be considered with respect to a particular investment or sector, and categories may be weighted differently according to the type of investment being considered. In addition, the Fund may gain indirect exposure (through, including but not limited to, derivatives and investments in other investment companies) to issuers with exposures that are inconsistent with the ESG criteria used by BlackRock as described above.
The Fund seeks to maintain certain ESG characteristics, climate risk exposure and climate opportunities relative to the Bloomberg Barclays U.S. Aggregate Bond Index (the “Benchmark”). Specifically, the Fund generally seeks to invest in fixed income instruments that, with respect to certain sectors, in BlackRock’s view, (i) have an ESG assessment that is better than the ESG assessment of such sectors within the Benchmark, (ii) have an aggregate carbon emissions assessment that is lower than that of such sectors within the Benchmark, and (iii) in the aggregate, includes issuers that BlackRock believes are better positioned to capture climate opportunities relative to the issuers in the Benchmark. Such sectors and issuers may not comprise the majority of the Fund’s portfolio.
The section of each Prospectus entitled “Details About the Fund — How the Fund Invests — Principal Investment Strategies” is deleted in its entirety and replaced with the following:
Principal Investment Strategies
The Fund invests, under normal circumstances, at least 80% of its assets in bonds. For the purposes of this strategy, “bonds” include the following: obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; mortgage-backed securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, including U.S. agency mortgage pass-through securities; commercial mortgage-backed securities; mortgage to-be-announced
(“TBA”) securities; debt obligations of U.S. issuers, including corporate bonds and green bonds (which are bonds with proceeds that are used to fund eligible projects with specific environmental benefits); municipal securities; asset-backed securities; and U.S.-registered dollar-denominated debt obligations of foreign issuers. The Fund may invest in bonds issued by companies located in countries other than the United States, including companies in emerging markets. These securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, floating rate, zero coupon, contingent, deferred, payment in kind and auction rate features. The Fund seeks to invest a substantial portion of its assets in U.S.-registered, dollar-denominated bonds. The Fund may invest in bonds of any maturity or duration.
The Fund may invest a significant portion of its assets in U.S. agency mortgage pass-through securities, which are securities issued by entities such as the Government National Mortgage Association (“GNMA”) and the Federal National Mortgage Association that are backed by pools of mortgages. Most transactions in mortgage pass-through securities occur through standardized contracts for future delivery in which the exact mortgage-backed securities to be delivered are not specified until a few days prior to settlement. The Fund expects to enter into such contracts on a regular basis. When assessing the Fund’s investments in the mortgage sector against the Benchmark, the Fund currently considers GNMA securities to have a positive ESG assessment, and currently considers most other types of mortgage-backed securities to be neutral from an ESG perspective. The Fund may also seek to gain exposure to mortgage or government-backed securities that fund societal opportunity projects or environmental development, among other ESG related issues.
Although the Fund normally invests primarily in investment grade securities, it may invest up to 10% of its assets in securities rated below investment grade or which are deemed to be of comparable quality by BlackRock (“high yield” or “junk” bonds) at the time of purchase. Investment grade bonds are bonds rated in the four highest categories by at least one of the major rating agencies or determined by Fund management to be of similar quality.
The Fund may use derivatives, such as futures contracts, options (including, but not limited to, options on swaps) and various other instruments, including, but not limited to, interest rate, total return, credit default and credit default index swaps (which can be used to transfer the credit risk of a security without actually transferring ownership of the security or to customize exposure to a particular credit risk), credit-linked notes, and indexed and inverse floating-rate securities. The Fund may use derivatives, for example, in managing short-term liquidity, as substitutes for comparable positions in underlying securities, in managing duration and/or to position the portfolio for anticipated changes in markets. The Fund may also invest in derivatives based on foreign currencies. In addition, the Fund may use derivatives and short sales, which are transactions in which the Fund sells securities borrowed from others with the expectation that the price of the security will fall before the Fund must purchase the security to return it to the lender, to enhance returns as part of an overall investment strategy or to offset a potential decline in the value of other holdings (commonly referred to as a “hedge”), although the Fund is not required to hedge and may choose not to do so.